Employees' Retirement Benefits - Additional Information (Detail) ¥ in Millions		12 Months Ended
	Oct. 01, 2013 JPY (¥)	Mar. 31, 2015 JPY (¥) Age	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Retirement benefit expenses		¥ 18,082
Plan amendment	¥ (76,050)
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Percentage of severance benefits covered by non-contributory funded contract-type corporate pension plans		28.00%
Minimum age for non-contributory funded contract-type corporate pension plans to cover percentage of severance benefits | Age		50
Minimum years of service for non-contributory funded contract-type corporate pension plans to cover percentage of severance benefits		20 years
Curtailment gain from the change in pension plans			¥ 12,966
Defined benefit plan, accumulated benefit obligation		¥ 1,880,896	1,903,157
Net actuarial loss		5,190
Transition obligation		50
Prior service cost		¥ (1,454)
Target allocations, domestic bonds		0.47%
Target allocations, domestic stocks		0.13%
Target allocations, foreign bonds		0.10%
Target allocations, foreign stocks		0.10%
Target allocations, life insurance company general accounts		0.20%
Defined benefit plan, fair value of domestic stocks of parent company and affiliates		¥ 2,619	¥ 2,535
Percentage of defined benefit plan, domestic stocks of parent company and affiliates		0.20%	0.20%
Retirement benefit expenses		¥ 70,794	¥ 71,481	¥ 100,752
Multi-employer plan, period contributions		122,476	126,310	124,405
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, accumulated benefit obligation		1,435,669	1,328,536
Net actuarial loss		5,099
Prior service cost		¥ (7,485)
Target allocations, domestic bonds		42.80%
Target allocations, domestic stocks		20.80%
Target allocations, foreign bonds		10.00%
Target allocations, foreign stocks		14.40%
Target allocations, life insurance company general accounts		12.00%
Defined benefit plan, fair value of domestic stocks of parent company and affiliates		¥ 4,453	¥ 4,278
Percentage of defined benefit plan, domestic stocks of parent company and affiliates		0.40%	0.40%
Retirement benefit expenses		¥ 27,277	¥ 44,384	52,386
Multi-employer plan, period contributions		40,028	43,520	¥ 47,113
Plan amendment			¥ (76,050)
Defined benefit plan, estimated future employer contributions		¥ 16,756